Leases (Tables)	12 Months Ended
Mar. 31, 2018
Leases [Abstract]
Leased Assets under Capital Leases

Leased assets under capital leases are comprised of the following:

	Yen in millions
	March 31
Class of property	2017	2018
Machinery, equipment and others	66,722	82,260
Film costs	4,943	4,007
Accumulated amortization	(53,330)	(58,861)

	18,335	27,406

Future Minimum Lease Payments under Capital Leases with Present Value of Net Minimum Lease Payments

The following is a schedule by fiscal year of the future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2018:

Fiscal year ending March 31	Yen in millions
2019	12,326
2020	15,101
2021	8,787
2022	4,773
2023	3,573
Later fiscal years	12,424

Total minimum lease payments	56,984
Less — Amount representing interest	7,150

Present value of net minimum lease payments	49,834
Less — Current obligations	11,432

Long-term capital lease obligations	38,402

Minimum Rental Payments Required under Operating Leases that have Initial or Remaining Noncancelable Lease Terms in Excess of One Year

The minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year at March 31, 2018 are as follows:

Fiscal year ending March 31	Yen in millions
2019	57,810
2020	64,380
2021	38,495
2022	24,993
2023	20,280
Later fiscal years	81,305

Total minimum future rentals	287,263